Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Accumulated Deficit during Development Stage [Member]
Balance, Value at Apr. 03, 2011	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, Shares at Apr. 03, 2011		0
Common stock issued to founders for cash at par value upon formation	14,600	14,600
Common stock issued to founders for cash at par value upon formation (in shares)		14,600,000
Common stock issued to founders for services at par value upon formation	600	600
Common stock issued to founders for services at par value upon formation (in shares)		600,000
Common stock issued for cash at $0.325 per share from August 24, 2011 through September 2, 2011	9,400	29	9,371
Common stock issued for cash at $0.325 per share from August 24, 2011 through September 2, 2011 (in shares)		28,920
Common stock issued for services	32,500	100	32,400
Common stock issued for services (in shares)		100,000
Net loss	(130,070)				(130,070)
Balance, Value at Mar. 31, 2012	(72,970)	15,329	41,771	0	(130,070)
Balance, Shares at Mar. 31, 2012		15,328,920
Reverse acquisition adjustment, Value	1,153,556	51,371	1,102,185
Reverse acquisition adjustment, Shares		51,371,092
Common stock issued for cash at $0.50 per share on December 21, 2012	70,000	200	99,800	(30,000)
Common stock issued for cash at $0.50 per share on December 21, 2012 (in shares)		200,000
Common stock issued for cash at $0.40 per share on February 12, 2013	5,000	13	4,987
Common stock issued for cash at $0.40 per share on February 12, 2013 (in shares)		12,500
Common stock issued for services	100,000	200	99,800
Common stock issued for services (in shares)		200,000
Stock subscription receivable collected	30,000			30,000
Forgiveness of debt by stockholder	9,809		9,809
Net loss	(1,624,327)				(1,624,327)
Balance, Value at Mar. 31, 2013	(328,932)	67,113	1,358,352	0	(1,754,397)
Balance, Shares at Mar. 31, 2013		67,112,512
Common stock issued for cash at $0.50 per share on June 15, 2013	5,000	10	4,990
Common stock issued for cash at $0.50 per share on June 15, 2013 (in shares)		10,000
Net loss	(86,926)				(86,926)
Balance, Value at Jun. 30, 2013	$ (410,858)	$ 67,123	$ 1,363,342	$ 0	$ (1,841,323)
Balance, Shares at Jun. 30, 2013		67,122,512